Fair Value Measurements and Disclosures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available for Sale:
Total available for sale debt securities	$ 9,170,390	$ 18,203,184
Total available for sale equity securities	7,368	7,148
Total available for sale securities	9,177,758	18,210,332
Mortgage-backed securities [Member]
Available for Sale:
Total available for sale debt securities	9,170,390	18,120,537
United States government-sponsored enterprise securities [Member]
Available for Sale:
Total available for sale debt securities		82,647
Financial Services Industry [Member]
Available for Sale:
Total available for sale equity securities	7,368	7,148
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Available for Sale:
Total available for sale debt securities	0	0
Total available for sale equity securities	7,368	7,148
Total available for sale securities	7,368	7,148
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage-backed securities [Member]
Available for Sale:
Total available for sale debt securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | United States government-sponsored enterprise securities [Member]
Available for Sale:
Total available for sale debt securities		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Financial Services Industry [Member]
Available for Sale:
Total available for sale equity securities	7,368	7,148
Significant Other Observable Inputs (Level 2) [Member]
Available for Sale:
Total available for sale debt securities	9,170,390	18,203,184
Total available for sale equity securities	0	0
Total available for sale securities	9,170,390	18,203,184
Significant Other Observable Inputs (Level 2) [Member] | Mortgage-backed securities [Member]
Available for Sale:
Total available for sale debt securities	9,170,390	18,120,537
Significant Other Observable Inputs (Level 2) [Member] | United States government-sponsored enterprise securities [Member]
Available for Sale:
Total available for sale debt securities		82,647
Significant Other Observable Inputs (Level 2) [Member] | Financial Services Industry [Member]
Available for Sale:
Total available for sale equity securities	0	0
Significant Unobservable Inputs (Level 3) [Member]
Available for Sale:
Total available for sale debt securities	0	0
Total available for sale equity securities	0	0
Total available for sale securities	0	0
Significant Unobservable Inputs (Level 3) [Member] | Mortgage-backed securities [Member]
Available for Sale:
Total available for sale debt securities	0	0
Significant Unobservable Inputs (Level 3) [Member] | United States government-sponsored enterprise securities [Member]
Available for Sale:
Total available for sale debt securities		0
Significant Unobservable Inputs (Level 3) [Member] | Financial Services Industry [Member]
Available for Sale:
Total available for sale equity securities	$ 0	$ 0